Significant Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policy [Abstract]
Schedule of Lives Used in Computing Straight-Line Depreciation	The lives used in computing straight-line depreciation for financial reporting purposes are as follows:
%
Computers and peripherals and equipment	33
Office furniture and equipment	7 - 15
Leasehold improvements	The shorter of the lease term and the useful life